Supplemental Cash Flow Information - Activities resulting from management of proceeds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net change in proceeds managed
Net change in fixed income securities	$ 0	$ 28
Net change in short-term investments	196	(33)
Operating cash flow provided (used)	196	(5)
Net change in cash	0	0
Net change in proceeds managed	196	(5)
Net change in liabilities
Liabilities for collateral, beginning of year	(530)	(525)
Liabilities for collateral, end of year	(334)	(530)
Operating cash flow (used) provided	$ (196)	$ 5